Summary of Significant Accounting Policies - Summary of Revisions to Previously issued Condensed Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt – current portion				$ 29,869
Total current liabilities	$ 42,741		$ 38,000	63,669			$ 48,671
Total liabilities	57,023		49,516	76,367			85,459
Accumulated deficit	(469,501)		(430,334)	(408,648)			(357,037)
Total stockholders’ equity	21,535	$ 32,882	39,664	34,420	$ 52,119	$ 45,450	68,340	$ 138,795
Total liabilities and stockholders’ equity	$ 78,558		$ 89,180	110,787			$ 153,799
Previously Reported [Member]
Debt – current portion				29,602
Total current liabilities				63,402
Total liabilities				76,100
Accumulated deficit				(408,381)
Total stockholders’ equity				34,687
Total liabilities and stockholders’ equity				110,787
Revision of Prior Period, Reclassification, Adjustment [Member]
Debt – current portion				267
Total current liabilities				267
Total liabilities				267
Accumulated deficit				(267)
Total stockholders’ equity				(267)
Total liabilities and stockholders’ equity